Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Commitiments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 4,150
Commitiments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	$ 4,150